Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of expenses by nature
	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2021
Cost of sale of goods and services	1,000	-	-	1,000
Salaries, social security costs and other personnel expenses	2,239	1,156	146	3,541
Depreciation and amortization	412	224	6	642
Fees and payments for services	127	228	295	650
Maintenance, security, cleaning, repairs and others	1,679	273	3	1,955
Advertising and other selling expenses	358	-	40	398
Taxes, rates and contributions	511	124	787	1,422
Director´s fees	-	845	-	845
Leases and service charges	189	36	14	239
Allowance for doubtful accounts, net	-	-	194	194
Other expenses	49	131	5	185
Total as of June 30, 2021	6,564	3,017	1,490	11,071

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2020
Cost of sale of goods and services	939	-	-	939
Salaries, social security costs and other personnel expenses	2,861	1,200	201	4,262
Depreciation and amortization	488	225	3	716
Fees and payments for services	225	566	66	857
Maintenance, security, cleaning, repairs and others	2,590	340	5	2,935
Advertising and other selling expenses	774	-	103	877
Taxes, rates and contributions	678	134	933	1,745
Director´s fees	-	613	-	613
Leases and service charges	200	35	29	264
Allowance for doubtful accounts, net	-	-	464	464
Other expenses	117	188	18	323
Total as of June 30, 2020	8,872	3,301	1,822	13,995

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2019
Cost of sale of goods and services	865	-	-	865
Salaries, social security costs and other personnel expenses	3,716	1,488	225	5,429
Depreciation and amortization	382	172	6	560
Fees and payments for services	223	625	88	936
Maintenance, security, cleaning, repairs and others	3,123	335	6	3,464
Advertising and other selling expenses	833	36	133	1,002
Taxes, rates and contributions	906	137	923	1,966
Director´s fees	-	998	-	998
Leases and service charges	200	49	30	279
Allowance for doubtful accounts, net	-	-	191	191
Other expenses	213	246	17	476
Total as of June 30, 2019	10,461	4,086	1,619	16,166